General - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of revenue derived from distribution channels	32.00%	35.00%	35.00%
Trade receivables	$ 117,394	$ 132,127
First Channel Partner
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of revenue derived from distribution channels	16.00%	18.00%	18.00%
Second Channel Partner
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of revenue derived from distribution channels	16.00%	17.00%	17.00%